Distribution Date:	10/18/21	Morgan Stanley Capital I Trust 2019-H6
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2019-H6

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway, | New York, NY 10036
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street,Building 82, Suite 300 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street,Building 82, Suite 300 | Overland Park, KS 66210
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue,40th Floor | New York, NY 10016
Collateral Stratification and Historical Detail	20	Certificate Administrator	Wells Fargo Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61769JAW1	2.259000%	18,000,000.00	11,474,003.07	309,802.63	21,599.81	0.00	0.00	331,402.44	11,164,200.44	30.30%	30.00%
A-2	61769JAX9	3.228000%	21,100,000.00	21,100,000.00	0.00	56,759.00	0.00	0.00	56,759.00	21,100,000.00	30.30%	30.00%
A-SB	61769JAY7	3.224000%	27,300,000.00	27,300,000.00	0.00	73,346.00	0.00	0.00	73,346.00	27,300,000.00	30.30%	30.00%
A-3	61769JAZ4	3.158000%	190,000,000.00	190,000,000.00	0.00	500,016.67	0.00	0.00	500,016.67	190,000,000.00	30.30%	30.00%
A-4	61769JBA8	3.417000%	224,382,000.00	224,382,000.00	0.00	638,927.75	0.00	0.00	638,927.75	224,382,000.00	30.30%	30.00%
A-S	61769JBD2	3.700000%	63,532,000.00	63,532,000.00	0.00	195,890.33	0.00	0.00	195,890.33	63,532,000.00	20.96%	20.75%
B	61769JBE0	3.902000%	26,615,000.00	26,615,000.00	0.00	86,543.11	0.00	0.00	86,543.11	26,615,000.00	17.04%	16.88%
C	61769JBF7	4.154000%	30,908,000.00	30,908,000.00	0.00	106,993.19	0.00	0.00	106,993.19	30,908,000.00	12.50%	12.38%
D	61769JAC5	3.000000%	14,080,000.00	14,080,000.00	0.00	35,200.00	0.00	0.00	35,200.00	14,080,000.00	10.43%	10.32%
E-RR	61769JAF8	4.576913%	12,534,000.00	12,534,000.00	0.00	47,805.86	0.00	0.00	47,805.86	12,534,000.00	8.59%	8.50%
F-RR	61769JAH4	4.576913%	10,303,000.00	10,303,000.00	0.00	39,296.62	0.00	0.00	39,296.62	10,303,000.00	7.07%	7.00%
G-RR	61769JAK7	4.576913%	7,727,000.00	7,727,000.00	0.00	29,471.51	0.00	0.00	29,471.51	7,727,000.00	5.93%	5.88%
H-RR	61769JAM3	4.576913%	10,302,000.00	10,302,000.00	0.00	39,292.80	0.00	0.00	39,292.80	10,302,000.00	4.42%	4.38%
J-RR	61769JAP6	4.576913%	6,869,000.00	6,869,000.00	0.00	26,199.02	0.00	0.00	26,199.02	6,869,000.00	3.41%	3.38%
K-RR*	61769JAR2	4.576913%	23,180,759.00	23,180,759.00	0.00	81,467.50	0.00	0.00	81,467.50	23,180,759.00	0.00%	0.00%
V	61769JAT8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61769JAU5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			686,832,759.00	680,306,762.07	309,802.63	1,978,809.17	0.00	0.00	2,288,611.80	679,996,959.44

Notional Certificates
X-A	61769JBB6	1.311211%	480,782,000.00	474,256,003.07	0.00	518,208.01	0.00	0.00	518,208.01	473,946,200.44
X-B	61769JBC4	0.716586%	121,055,000.00	121,055,000.00	0.00	72,288.58	0.00	0.00	72,288.58	121,055,000.00
X-D	61769JAA9	1.576913%	14,080,000.00	14,080,000.00	0.00	18,502.45	0.00	0.00	18,502.45	14,080,000.00
Notional SubTotal			615,917,000.00	609,391,003.07	0.00	608,999.04	0.00	0.00	608,999.04	609,081,200.44

Deal Distribution Total					309,802.63	2,587,808.21	0.00	0.00	2,897,610.84

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61769JAW1	637.44461500	17.21125722	1.19998944	0.00000000	0.00000000	0.00000000	0.00000000	18.41124667	620.23335778
A-2	61769JAX9	1,000.00000000	0.00000000	2.69000000	0.00000000	0.00000000	0.00000000	0.00000000	2.69000000	1,000.00000000
A-SB	61769JAY7	1,000.00000000	0.00000000	2.68666667	0.00000000	0.00000000	0.00000000	0.00000000	2.68666667	1,000.00000000
A-3	61769JAZ4	1,000.00000000	0.00000000	2.63166668	0.00000000	0.00000000	0.00000000	0.00000000	2.63166668	1,000.00000000
A-4	61769JBA8	1,000.00000000	0.00000000	2.84750002	0.00000000	0.00000000	0.00000000	0.00000000	2.84750002	1,000.00000000
A-S	61769JBD2	1,000.00000000	0.00000000	3.08333328	0.00000000	0.00000000	0.00000000	0.00000000	3.08333328	1,000.00000000
B	61769JBE0	1,000.00000000	0.00000000	3.25166673	0.00000000	0.00000000	0.00000000	0.00000000	3.25166673	1,000.00000000
C	61769JBF7	1,000.00000000	0.00000000	3.46166656	0.00000000	0.00000000	0.00000000	0.00000000	3.46166656	1,000.00000000
D	61769JAC5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	61769JAF8	1,000.00000000	0.00000000	3.81409446	0.00000000	0.00000000	0.00000000	0.00000000	3.81409446	1,000.00000000
F-RR	61769JAH4	1,000.00000000	0.00000000	3.81409492	0.00000000	0.00000000	0.00000000	0.00000000	3.81409492	1,000.00000000
G-RR	61769JAK7	1,000.00000000	0.00000000	3.81409473	0.00000000	0.00000000	0.00000000	0.00000000	3.81409473	1,000.00000000
H-RR	61769JAM3	1,000.00000000	0.00000000	3.81409435	0.00000000	0.00000000	0.00000000	0.00000000	3.81409435	1,000.00000000
J-RR	61769JAP6	1,000.00000000	0.00000000	3.81409521	0.00000000	0.00000000	0.00000000	0.00000000	3.81409521	1,000.00000000
K-RR	61769JAR2	1,000.00000000	0.00000000	3.51444489	0.29964981	1.86609593	0.00000000	0.00000000	3.51444489	1,000.00000000
V	61769JAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61769JAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61769JBB6	986.42628690	0.00000000	1.07784403	0.00000000	0.00000000	0.00000000	0.00000000	1.07784403	985.78191455
X-B	61769JBC4	1,000.00000000	0.00000000	0.59715485	0.00000000	0.00000000	0.00000000	0.00000000	0.59715485	1,000.00000000
X-D	61769JAA9	1,000.00000000	0.00000000	1.31409446	0.00000000	0.00000000	0.00000000	0.00000000	1.31409446	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	21,599.81	0.00	21,599.81	0.00	0.00	0.00	21,599.81	0.00
A-2	09/01/21 - 09/30/21	30	0.00	56,759.00	0.00	56,759.00	0.00	0.00	0.00	56,759.00	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	73,346.00	0.00	73,346.00	0.00	0.00	0.00	73,346.00	0.00
A-3	09/01/21 - 09/30/21	30	0.00	500,016.67	0.00	500,016.67	0.00	0.00	0.00	500,016.67	0.00
A-4	09/01/21 - 09/30/21	30	0.00	638,927.75	0.00	638,927.75	0.00	0.00	0.00	638,927.75	0.00
X-A	09/01/21 - 09/30/21	30	0.00	518,208.01	0.00	518,208.01	0.00	0.00	0.00	518,208.01	0.00
X-B	09/01/21 - 09/30/21	30	0.00	72,288.58	0.00	72,288.58	0.00	0.00	0.00	72,288.58	0.00
X-D	09/01/21 - 09/30/21	30	0.00	18,502.45	0.00	18,502.45	0.00	0.00	0.00	18,502.45	0.00
A-S	09/01/21 - 09/30/21	30	0.00	195,890.33	0.00	195,890.33	0.00	0.00	0.00	195,890.33	0.00
B	09/01/21 - 09/30/21	30	0.00	86,543.11	0.00	86,543.11	0.00	0.00	0.00	86,543.11	0.00
C	09/01/21 - 09/30/21	30	0.00	106,993.19	0.00	106,993.19	0.00	0.00	0.00	106,993.19	0.00
D	09/01/21 - 09/30/21	30	0.00	35,200.00	0.00	35,200.00	0.00	0.00	0.00	35,200.00	0.00
E-RR	09/01/21 - 09/30/21	30	0.00	47,805.86	0.00	47,805.86	0.00	0.00	0.00	47,805.86	0.00
F-RR	09/01/21 - 09/30/21	30	0.00	39,296.62	0.00	39,296.62	0.00	0.00	0.00	39,296.62	0.00
G-RR	09/01/21 - 09/30/21	30	0.00	29,471.51	0.00	29,471.51	0.00	0.00	0.00	29,471.51	0.00
H-RR	09/01/21 - 09/30/21	30	0.00	39,292.80	0.00	39,292.80	0.00	0.00	0.00	39,292.80	0.00
J-RR	09/01/21 - 09/30/21	30	0.00	26,199.02	0.00	26,199.02	0.00	0.00	0.00	26,199.02	0.00
K-RR	09/01/21 - 09/30/21	30	36,173.44	88,413.61	0.00	88,413.61	6,946.11	0.00	0.00	81,467.50	43,257.52
Totals			36,173.44	2,594,754.32	0.00	2,594,754.32	6,946.11	0.00	0.00	2,587,808.21	43,257.52

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	2,897,610.84
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,608,611.90	Master Servicing Fee	6,368.53
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,776.94
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	283.46
ARD Interest	0.00	Operating Advisor Fee	1,224.55
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	204.09
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,608,611.90	Total Fees	13,857.57

Principal		Expenses/Reimbursements
Scheduled Principal	309,802.63	Reimbursement for Interest on Advances	11.83
Unscheduled Principal Collections		ASER Amount	3,434.28
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	309,802.63	Total Expenses/Reimbursements	6,946.11

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,587,808.21
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	309,802.63
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,897,610.84
Total Funds Collected	2,918,414.53	Total Funds Distributed	2,918,414.52

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	680,306,762.40	680,306,762.40	Beginning Certificate Balance	680,306,762.07
(-) Scheduled Principal Collections	309,802.63	309,802.63	(-) Principal Distributions	309,802.63
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	679,996,959.77	679,996,959.77	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	680,306,762.40	680,306,762.40	Ending Certificate Balance	679,996,959.44
Ending Actual Collateral Balance	679,996,959.77	679,996,959.77

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.33)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.33)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.58%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	10,000,000 or less	29	166,123,855.81	24.43%	88	4.7658	1.765754	1.40 or less	14	166,593,613.47	24.50%	88	5.0638	0.498521
10,000,001.00 to 20,000,000		11	149,800,039.49	22.03%	84	4.8119	1.623571	1.41 to 1.60	7	42,714,261.42	6.28%	90	4.7636	1.502742
20,000,001.00 to 30,000,000		6	157,133,822.92	23.11%	91	4.2689	2.403375	1.61 to 1.80	1	12,500,000.00	1.84%	86	5.5780	1.720000
30,000,001.00 to 40,000,000		2	80,000,000.00	11.76%	90	4.1845	2.435000	1.81 to 2.00	8	81,123,410.81	11.93%	78	4.5257	1.938802
40,000,001.00 to greater		2	126,939,241.55	18.67%	91	4.8110	1.782919	2.01 to 2.20	2	7,000,000.00	1.03%	91	5.1914	2.088571
	Totals	50	679,996,959.77	100.00%	88	4.6012	1.963713	2.21 or greater	18	370,065,674.07	54.42%	91	4.3466	2.687841
								Totals	50	679,996,959.77	100.00%	88	4.6012	1.963713
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	1	3,000,000.00	0.44%	90	5.1000	2.060000
							Industrial	2	34,394,537.74	5.06%	92	4.3442	2.353339
California	18	236,724,241.55	34.81%	91	4.5594	1.964697
							Lodging	7	146,841,830.34	21.59%	90	4.9012	0.759521
Delaware	2	12,500,000.00	1.84%	86	5.5780	1.720000
							Mixed Use	4	29,364,053.80	4.32%	90	5.0211	1.650468
Florida	2	7,358,820.00	1.08%	91	4.8468	1.886411
							Mobile Home Park	1	2,358,820.00	0.35%	91	4.8400	1.900000
Georgia	4	39,735,654.46	5.84%	89	4.8187	1.418252
							Multi-Family	16	76,575,000.00	11.26%	90	4.2571	2.128067
Hawaii	186	39,999,999.99	5.88%	88	4.3100	2.400000
							Office	10	147,973,778.33	21.76%	81	4.6200	2.771396
Illinois	12	62,800,000.00	9.24%	91	4.3527	2.419271
							Other	186	39,999,999.99	5.88%	88	4.3100	2.400000
Michigan	3	7,636,578.54	1.12%	91	4.7608	1.359876
							Retail	28	199,488,939.56	29.34%	91	4.5290	2.078663
Mississippi	1	13,247,734.19	1.95%	91	5.3300	1.320000
							Self Storage	1	3,000,000.00	0.44%	90	5.1000	2.060000
Nevada	1	15,500,000.00	2.28%	91	4.2480	2.660000
							Totals	255	679,996,959.77	100.00%	88	4.6012	1.963713
New Jersey	1	20,500,000.00	3.01%	90	4.3750	2.730000

New York	7	79,846,537.74	11.74%	79	4.3509	1.852856

North Carolina	2	23,112,823.23	3.40%	91	4.8214	1.769843

Ohio	1	3,975,000.00	0.58%	90	4.8300	2.940000

Oklahoma	1	6,997,861.20	1.03%	91	5.0200	1.120000

Pennsylvania	2	23,600,000.00	3.47%	90	4.6681	1.474237

South Carolina	1	1,908,111.30	0.28%	90	4.9500	1.110000

Tennessee	1	11,100,000.00	1.63%	89	4.6470	2.410000

Texas	5	37,738,486.94	5.55%	81	5.0866	1.529213

Virginia	1	4,000,000.00	0.59%	91	5.2600	2.110000

Wisconsin	3	28,715,110.62	4.22%	89	4.5868	2.128772

Totals	255	679,996,959.77	100.00%	88	4.6012	1.963713

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4990% or less	14	359,318,822.92	52.84%	91	4.2592	2.640342	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9990%	23	162,945,265.40	23.96%	85	4.7593	1.556716	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	13	157,732,871.45	23.20%	88	5.2168	0.842783	25 months to 36 months	50	679,996,959.77	100.00%	88	4.6012	1.963713
	Totals	50	679,996,959.77	100.00%	88	4.6012	1.963713	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	50	679,996,959.77	100.00%	88	4.6012	1.963713
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	58 months or less	2	21,327,743.06	3.14%	30	5.1577	1.631174	Interest Only	21	390,485,000.00	57.42%	88	4.4315	2.441267
	59 months or greater	48	658,669,216.71	96.86%	90	4.5832	1.974480	298 months or less	2	31,174,795.00	4.58%	89	4.6843	1.888099
	Totals	50	679,996,959.77	100.00%	88	4.6012	1.963713	299 months or greater	27	258,337,164.77	37.99%	89	4.8476	1.250999
								Totals	50	679,996,959.77	100.00%	88	4.6012	1.963713
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		3	52,480,323.35	7.72%	89	4.3686	2.333930				None
	12 months or less	47	627,516,636.42	92.28%	88	4.6206	1.932751
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	679,996,959.77	100.00%	88	4.6012	1.963713
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30316206	OF	West Hollywood	CA	Actual/360	4.445%	240,770.83	0.00	0.00	N/A	05/01/29	--	65,000,000.00	65,000,000.00	10/05/21
2A2	30316208	Various Various		CA	Actual/360	4.059%	135,300.00	0.00	0.00	N/A	05/06/29	--	40,000,000.00	40,000,000.00	10/06/21
2A7	30316213				Actual/360	4.059%	50,737.50	0.00	0.00	N/A	05/06/29	--	15,000,000.00	15,000,000.00	10/06/21
2A8	30316214				Actual/360	4.059%	33,097.76	0.00	0.00	N/A	05/06/29	--	9,785,000.00	9,785,000.00	10/06/21
3	30316215	LO	San Diego	CA	Actual/360	5.195%	268,507.71	83,713.44	0.00	N/A	04/01/29	--	62,022,954.99	61,939,241.55	10/01/21
4	30502482	98	Honolulu	HI	Actual/360	4.310%	143,666.67	0.00	0.00	N/A	02/07/29	--	40,000,000.00	40,000,000.00	10/07/21
5	30316216	MF	Long Island City	NY	Actual/360	3.784%	94,605.00	0.00	0.00	N/A	04/01/29	--	30,000,000.00	30,000,000.00	10/01/21
6	30316217	LO	Modesto	CA	Actual/360	4.390%	109,750.00	0.00	0.00	N/A	06/01/29	--	30,000,000.00	30,000,000.00	10/01/21
7	30316218	IN	Niles	IL	Actual/360	4.232%	105,800.00	0.00	0.00	06/01/29	05/01/30	--	30,000,000.00	30,000,000.00	10/01/21
8	30316220	RT	Chicago	IL	Actual/360	4.480%	96,693.33	0.00	0.00	N/A	05/01/29	--	25,900,000.00	25,900,000.00	10/01/21
9	30316221	RT	Waukesha	WI	Actual/360	4.480%	77,572.26	44,461.27	0.00	N/A	03/06/29	--	20,778,284.19	20,733,822.92	10/06/21
10	30316222	OF	Florham Park	NJ	Actual/360	4.375%	74,739.58	0.00	0.00	N/A	04/06/29	--	20,500,000.00	20,500,000.00	10/06/21
11A4	30502365	RT	Pittsburgh	PA	Actual/360	4.649%	30,996.67	0.00	0.00	N/A	03/06/29	--	8,000,000.00	8,000,000.00	10/06/21
11A5	30502366				Actual/360	4.649%	19,372.92	0.00	0.00	N/A	03/06/29	--	5,000,000.00	5,000,000.00	10/06/21
11A8	30502369				Actual/360	4.649%	23,247.50	0.00	0.00	N/A	03/06/29	--	6,000,000.00	6,000,000.00	10/06/21
12	30316223	OF	New York	NY	Actual/360	4.935%	63,743.75	0.00	0.00	N/A	04/06/24	--	15,500,000.00	15,500,000.00	10/06/21
13	30316224	MF	Henderson	NV	Actual/360	4.248%	54,870.00	0.00	0.00	N/A	05/01/29	--	15,500,000.00	15,500,000.00	10/01/21
14	30316225	LO	San Jose	CA	Actual/360	4.930%	61,625.00	0.00	0.00	N/A	04/01/29	--	15,000,000.00	15,000,000.00	10/01/21
15	30316226	LO	College Park	GA	Actual/360	4.620%	55,579.53	21,496.52	0.00	N/A	04/01/29	--	14,436,240.84	14,414,744.32	10/01/21
16	30316227	MU	Fayetteville	GA	Actual/360	5.110%	61,510.61	20,024.05	0.00	N/A	02/06/29	--	14,444,761.80	14,424,737.75	10/06/21
17	30316228	RT	Olive Branch	MS	Actual/360	5.330%	58,914.43	16,303.40	0.00	N/A	05/01/29	--	13,264,037.59	13,247,734.19	10/01/21
18	30316229	RT	Fayetteville	NC	Actual/360	4.600%	48,639.53	16,722.63	0.00	N/A	05/01/29	--	12,688,573.78	12,671,851.15	10/01/21
19	30316230	OF	Newark	DE	Actual/360	5.578%	58,104.17	0.00	0.00	N/A	12/06/28	--	12,500,000.00	12,500,000.00	10/05/21
20	30316231	OF	Nashville	TN	Actual/360	4.647%	42,984.75	0.00	0.00	03/06/29	12/06/29	--	11,100,000.00	11,100,000.00	10/06/21
21	30316232	LO	Cary	NC	Actual/360	5.090%	44,374.12	20,508.90	0.00	N/A	04/06/29	--	10,461,480.98	10,440,972.08	10/06/21
22	30503159	OF	New York	NY	Actual/360	3.914%	32,616.67	0.00	0.00	N/A	03/11/29	--	10,000,000.00	10,000,000.00	10/11/21
23	30316233	LO	Lubbock	TX	Actual/360	4.930%	37,647.31	12,945.10	0.00	N/A	04/06/29	--	9,163,645.10	9,150,700.00	10/06/21
24	30316234	MF	Bronx	NY	Actual/360	4.598%	34,485.00	0.00	0.00	N/A	05/01/29	--	9,000,000.00	9,000,000.00	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
25	30316235	MU	Frisco	TX	Actual/360	5.050%	37,709.50	10,879.84	0.00	N/A	05/06/29	--	8,960,673.14	8,949,793.30	10/06/21
26	30316236	RT	Sugar Land	TX	Actual/360	4.850%	32,333.33	0.00	0.00	N/A	06/01/29	--	8,000,000.00	8,000,000.00	10/01/21
27	30316237	Various Various		MI	Actual/360	4.750%	22,118.92	7,614.98	0.00	N/A	05/06/29	--	5,587,938.33	5,580,323.35	10/06/21
28	30316238	MU	Traverse City	MI	Actual/360	4.790%	8,219.01	2,786.27	0.00	N/A	05/06/29	--	2,059,041.46	2,056,255.19	10/06/21
29	30316239	RT	Oklahoma City	OK	Actual/360	5.020%	29,314.94	9,693.29	0.00	N/A	05/01/29	--	7,007,554.49	6,997,861.20	10/01/21
30	30316240	MF	Various	IL	Actual/360	4.400%	25,300.00	0.00	0.00	N/A	04/06/29	--	6,900,000.00	6,900,000.00	10/06/21
31	30316241	MF	Brooklyn	NY	Actual/360	5.150%	26,608.33	0.00	0.00	N/A	04/06/29	--	6,200,000.00	6,200,000.00	11/06/20
32	30316242	LO	Milledgeville	GA	Actual/360	4.650%	22,881.39	8,701.36	0.00	N/A	05/06/29	--	5,904,873.75	5,896,172.39	10/06/21
33	30316243	OF	Richardson	TX	Actual/360	5.750%	27,957.72	6,910.76	0.00	N/A	04/06/24	--	5,834,653.82	5,827,743.06	10/06/21
34	30316244	RT	Lake Jackson	TX	Actual/360	5.050%	24,481.36	7,101.71	0.00	N/A	04/06/29	--	5,817,352.29	5,810,250.58	10/06/21
35	30316245	MF	Douglasville	GA	Actual/360	4.750%	19,791.67	0.00	0.00	N/A	04/06/29	--	5,000,000.00	5,000,000.00	10/06/21
36	30316246	OF	Coral Springs	FL	Actual/360	4.850%	20,208.33	0.00	0.00	N/A	05/06/29	--	5,000,000.00	5,000,000.00	10/06/21
37	30316247	RT	Elm Grove	WI	Actual/360	4.860%	19,035.14	6,719.39	0.00	N/A	04/01/29	--	4,700,034.71	4,693,315.32	10/01/21
38	30316248	RT	Baldwinsville	NY	Actual/360	4.730%	18,730.80	0.00	0.00	N/A	06/06/29	--	4,752,000.00	4,752,000.00	10/06/21
39	30316249	RT	Philadelphia	PA	Actual/360	4.745%	18,189.17	0.00	0.00	N/A	06/06/29	--	4,600,000.00	4,600,000.00	10/06/21
40	30316250	IN	Hicksville	NY	Actual/360	5.110%	18,738.93	5,993.25	0.00	N/A	05/01/29	--	4,400,530.99	4,394,537.74	10/01/21
41	30316251	RT	Harrisonburg	VA	Actual/360	5.260%	17,533.33	0.00	0.00	N/A	05/01/29	--	4,000,000.00	4,000,000.00	10/01/21
42	30316252	MF	Middletown	OH	Actual/360	4.830%	15,999.38	0.00	0.00	N/A	04/06/29	--	3,975,000.00	3,975,000.00	10/06/21
43	30316253	RT	Greenfield	WI	Actual/360	4.870%	13,362.76	4,699.34	0.00	N/A	04/01/29	--	3,292,671.72	3,287,972.38	10/01/21
44	30316254	SS	Dewey	AZ	Actual/360	5.100%	12,750.00	0.00	0.00	N/A	04/01/29	--	3,000,000.00	3,000,000.00	10/01/21
45	30316255	MH	North Fort Myers	FL	Actual/360	4.840%	9,513.91	0.00	0.00	N/A	05/01/29	--	2,358,820.00	2,358,820.00	10/01/21
46	30316256	RT	Myrtle Beach	SC	Actual/360	4.950%	7,881.38	2,527.13	0.00	N/A	04/01/29	--	1,910,638.43	1,908,111.30	10/01/21
Totals							2,608,611.90	309,802.63	0.00				680,306,762.40	679,996,959.77
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,454,765.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	20,966,356.67	22,903,797.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A7	20,966,356.67	22,903,797.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A8	20,966,356.67	22,903,797.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	(144,535.56)	552,295.64	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	60,704,646.96	15,379,422.01	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	11,839,519.88	8,652,735.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1,952,652.88	4,066,996.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,793,735.64	4,952,745.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,699,851.33	2,934,209.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,522,578.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,863,633.84	2,681,455.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11A4	6,844,240.94	6,226,326.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11A5	6,844,240.94	6,226,326.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11A8	6,844,240.94	6,226,326.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	5,614,872.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,731,518.61	1,815,616.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	(265,183.40)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,059,806.96	916,685.46	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,692,238.02	1,907,600.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,194,777.58	1,272,152.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,430,303.15	1,488,950.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	5,850,107.00	7,643,198.00	--	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,753,917.60	2,753,702.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	602,048.32	936,920.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	53,869,546.65	55,685,226.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	650,761.00	954,361.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	670,241.98	595,147.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	801,176.07	755,326.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	562,491.51	1,022,309.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	343,903.46	560,944.53	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	156,899.14	168,748.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,260,224.36	1,177,918.16	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	2,291,067.25	1,518,049.72	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	595,995.82	217,924.12	01/01/21	06/30/21	07/12/21	800,997.27	13,966.06	22,976.63	281,985.81	0.00	0.00
32	637,765.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	443,636.00	351,364.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	446,077.71	430,455.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	654,298.36	904,568.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	467,471.92	492,341.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	559,811.96	603,510.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	458,123.67	504,983.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	307,624.27	263,278.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	580,561.87	580,817.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	409,587.81	492,545.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	906,767.04	1,218,161.30	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	770,646.00	712,839.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	277,937.74	327,043.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	224,828.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	313,104.34	333,902.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	273,443,598.02	215,216,829.09				800,997.27	13,966.06	22,976.63	281,985.81	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.601195%	4.576754%	88
09/17/21	0	0.00	0	0.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.601357%	4.576913%	89
08/17/21	0	0.00	0	0.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.601501%	4.577055%	90
07/16/21	0	0.00	0	0.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.601643%	4.577196%	91
06/17/21	0	0.00	0	0.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.601803%	4.577354%	92
05/17/21	0	0.00	0	0.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.601944%	4.577493%	93
04/16/21	0	0.00	0	0.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.602095%	4.577643%	94
03/17/21	0	0.00	0	0.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.602225%	4.577771%	95
02/18/21	0	0.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.602402%	4.577948%	96
01/15/21	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.602530%	4.578075%	97
12/17/20	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	10,636,395.57	0	0.00	0	0.00	4.602657%	4.578201%	98
11/18/20	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.602800%	4.578343%	99
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
31	30316241	11/06/20	10	6	22,976.63	281,985.81	12,964.41	6,200,000.00	02/10/21	98
Totals					22,976.63	281,985.81	12,964.41	6,200,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		21,327,743	21,327,743	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		658,669,217	652,469,217	6,200,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	679,996,960	673,796,960	0	0	6,200,000	0
Sep-21	680,306,762	674,106,762	0	0	6,200,000	0
Aug-21	680,585,893	674,385,893	0	0	6,200,000	0
Jul-21	680,863,839	674,663,839	0	0	6,200,000	0
Jun-21	681,170,078	674,970,078	0	0	6,200,000	0
May-21	681,445,543	675,245,543	0	0	6,200,000	0
Apr-21	681,722,297	675,522,297	0	0	6,200,000	0
Mar-21	681,965,084	675,765,084	0	0	6,200,000	0
Feb-21	682,284,626	676,084,626	0	6,200,000	0	0
Jan-21	682,525,015	676,325,015	6,200,000	0	0	0
Dec-20	682,764,380	676,564,380	6,200,000	0	0	0
Nov-20	683,028,758	676,828,758	6,200,000	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
31	30316241	6,200,000.00	6,200,000.00		05/03/21	215,424.12	0.33000	06/30/21	04/06/29	I/O
Totals		6,200,000.00	6,200,000.00			215,424.12

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
31	30316241	MF	NY	02/10/21	98

9/29/2021- Loan transferred to MLS Special Servicing on 2/10/2021 due to delinquency. Loan is past due for the 12/6/2020 and subsequent payments. The Collateral is a Multifamily (Mid/High-Rise Housing) property built in 1931 totaling 10 units located on 2 ,600 SF site at 856 Greene Avenue in Brooklyn, New York. Special Servicer will be moving forward with filing for foreclosure and receivership when the moratorium in New York has ended.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
21	30316232	10,656,079.05	5.09000%	10,656,079.05 5.09000%		8	10/06/20	10/06/20	10/28/20
Totals		10,656,079.05		10,656,079.05
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	11.83	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	3,434.28	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	0.00	3,434.28	0.00	0.00	11.83	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		6,946.11

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 27 of 27